Income Taxes Level 4 (Details) - Deferred Tax Assets and Liabilities (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Non-pension post-employment	$ 8	$ 9
Accrued and other expenses	91	74
Deferred Tax Assets, Property, Plant and Equipment	3	2
Loss and credit carryforwards	647	615
Pension and postretirement benefit liabilities	58	39
Gross deferred tax assets	815	748
Valuation allowance	(588)	(518)	(122)	(432)
Net deferred tax asset	227	230
Liabilities [Abstract]
Property, plant and equipment	(119)	(125)
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	0	5
Unrepatriated earnings of foreign subsidiaries	(73)	(65)
Intangible assets	(25)	(28)
Gross deferred tax liabilities	(217)	(223)
Net deferred tax asset	$ 10	$ 7